SELECTED STATEMENTS OF OPERATIONS DATA (Reconciliation of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Balance at beginning of year	$ 3,602	$ 3,525	$ 5,450
Increase during the year	808	986	1,657
Amounts collected	(235)	(222)	(420)
Write-off of bad debts	(996)	(687)	(3,162)
Balance at the end of year	$ 3,179	$ 3,602	$ 3,525